TAXES BASED ON INCOME (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 80.3	$ 62.2
Net operating losses	357.2	352.3
Tax credit carryforwards	118.0	129.8
Capital loss carryforward	6.0	11.7
Postretirement and postemployment benefits	107.9	102.7
Pension costs	146.1	127.5
Inventory reserves	12.1	11.9
Other assets	2.7	3.7
Valuation allowance	(97.2)	(122.8)
Total deferred tax assets	733.1	679.0
Depreciation and amortization	(166.7)	(168.7)
Repatriation accrual	(20.3)	(18.1)
Foreign operating loss recapture	(136.5)	(119.0)
Other liabilities	(8.6)	(9.8)
Total deferred tax liabilities	(332.1)	(315.6)
Total net deferred tax assets from continuing operations	$ 401.0	$ 363.4